UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  028-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

       /s/ Thomas J Curran     Albany, NY     January 13, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $102,216 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      252     4673 SH       SOLE                     4673        0        0
AIR PRODS & CHEMS INC          COM              009158106      231     2846 SH       SOLE                     2846        0        0
ALCON INC                      COM SHS          h01301102      986     6000 SH       SOLE                      850        0     5150
AT&T INC                       COM              00206r102      463    16519 SH       SOLE                    16519        0        0
BECTON DICKINSON & CO          COM              075887109     3758    47652 SH       SOLE                    47157        0      495
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     4435    75520 SH       SOLE                    66275        0     9245
CISCO SYS INC                  COM              17275r102     5051   210997 SH       SOLE                   183387        0    27610
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     5312   117195 SH       SOLE                   101375        0    15820
COLGATE PALMOLIVE CO           COM              194162103     3982    48475 SH       SOLE                    47990        0      485
DANAHER CORP DEL               COM              235851102     4250    56511 SH       SOLE                    55921        0      590
EXXON MOBIL CORP               COM              30231g102      902    13235 SH       SOLE                     1844        0    11391
GENERAL DYNAMICS CORP          COM              369550108      653     9575 SH       SOLE                      185        0     9390
GILEAD SCIENCES INC            COM              375558103      331     7650 SH       SOLE                        0        0     7650
GOOGLE INC                     CL A             38259p508     5303     8553 SH       SOLE                     7331        0     1222
ISHARES TR INDEX               S&P500 GRW       464287309     3542    61074 SH       SOLE                    60059        0     1015
JOHNSON & JOHNSON              COM              478160104     3701    57465 SH       SOLE                    56890        0      575
MASTERCARD INC                 CL A             57636q104     4110    16056 SH       SOLE                    15904        0      152
MICROSOFT CORP                 COM              594918104      142     4669 SH       SOLE                     4669        0        0
NOVO-NORDISK A S               ADR              670100205     4098    64175 SH       SOLE                    59565        0     4610
ORACLE CORP                    COM              68389x105     4751   193692 SH       SOLE                   167508        0    26184
PEPSICO INC                    COM              713448108     4343    71434 SH       SOLE                    62204        0     9230
PRAXAIR INC                    COM              74005p104     4487    55865 SH       SOLE                    47975        0     7890
PROCTER & GAMBLE CO            COM              742718109      769    12685 SH       SOLE                     2143        0    10542
SAP AG                         SPON ADR         803054204     4246    90704 SH       SOLE                    80279        0    10425
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605    10650   739572 SH       SOLE                   640417        0    99155
SPDR TR                        UNIT SER 1       78462f103     2740    24591 SH       SOLE                    24591        0        0
STRYKER CORP                   COM              863667101     4139    82175 SH       SOLE                    81270        0      905
SUNCOR ENERGY INC NEW          COM              867224107     5502   155829 SH       SOLE                   134259        0    21570
SYSCO CORP                     COM              871829107      118     4233 SH       SOLE                     4233        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      138     1982 SH       SOLE                     1982        0        0
WAL MART STORES INC            COM              931142103     3675    68750 SH       SOLE                    61310        0     7440
WALGREEN CO                    COM              931422109     4169   113531 SH       SOLE                   104171        0     9360
ZIMMER HLDGS INC               COM              98956p102      987    16705 SH       SOLE                     1705        0    15000